Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 42,581	€ 42,035
Trading securities, assets	[1]	42,379	41,826
Other trading assets	[1]	203	209
Positive market values from derivative financial instruments	[1]	2,533	4,937
Non-trading financial assets mandatory at fair value through profit and loss	[1]	2,025	1,605
Financial assets designated at fair value through profit or loss	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	13,335	15,892
Other financial assets at fair value	[1]	1,362	1,684
Total financial assets held at fair value	[1]	61,837	66,153
Financial liabilities held at fair value:
Trading liabilities	[1]	44,616	43,163
Trading securities, liabilities	[1]	44,616	43,162
Other trading liabilities	[1]	0	2
Negative market values from derivative financial instruments	[1]	2,877	3,256
Financial liabilities designated at fair value through profit or loss	[1]	0	0
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1]	277	240
Total financial liabilities held at fair value	[1]	47,770	46,660
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	56,372	42,285
Trading securities, assets	[1]	54,098	39,133
Other trading assets	[1]	2,275	3,152
Positive market values from derivative financial instruments	[1]	247,338	285,355
Non-trading financial assets mandatory at fair value through profit and loss	[1]	85,339	82,259
Financial assets designated at fair value through profit or loss	[1]	0	75
Financial assets at fair value through other comprehensive income	[1]	13,213	13,108
Other financial assets at fair value	[1],[2]	(591)	(440)
Total financial assets held at fair value	[1]	401,672	422,640
Financial liabilities held at fair value:
Trading liabilities	[1]	9,296	7,419
Trading securities, liabilities	[1]	8,220	6,667
Other trading liabilities	[1]	1,076	752
Negative market values from derivative financial instruments	[1]	233,409	270,662
Financial liabilities designated at fair value through profit or loss	[1]	76,006	51,843
Investment contract liabilities	[1]	483	469
Other financial liabilities at fair value	[1],[2]	1,451	1,687
Total financial liabilities held at fair value	[1]	320,644	332,080
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	[1]	9,511	8,547
Trading securities, assets	[1]	3,293	3,053
Other trading assets	[1]	6,218	5,494
Positive market values from derivative financial instruments	[1]	8,866	9,564
Non-trading financial assets mandatory at fair value through profit and loss	[1]	4,551	5,790
Financial assets designated at fair value through profit or loss	[1]	166	94
Financial assets at fair value through other comprehensive income	[1]	3,276	2,676
Other financial assets at fair value	[1]	6	5
Total financial assets held at fair value	[1]	26,376	26,675
Financial liabilities held at fair value:
Trading liabilities	[1]	94	34
Trading securities, liabilities	[1]	77	30
Other trading liabilities	[1]	17	3
Negative market values from derivative financial instruments	[1]	7,010	8,500
Financial liabilities designated at fair value through profit or loss	[1]	3,141	2,792
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1],[3]	(240)	(511)
Total financial liabilities held at fair value	[1]	€ 10,005	€ 10,815

[1]	Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Annual Report 2022
[2]	Predominantly relates to derivatives qualifying for hedge accounting
[3]	Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications